Unaudited Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Consolidated Balance Sheets
Allowance for doubtful receivables	$ 2,948	$ 2,948
Preferred stock par value	$ 0.01	$ 0.01
Preferred stock shares authorized	500,000,000	500,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	1,000,000,000	1,000,000,000
Common stock shares issued	131,877,678	131,875,128
Common stock shares outstanding	131,877,678	131,875,128